Stock Options and Stock-Based Compensation (Details 4)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average risk-free interest rate		1.93%	1.82%	1.91%
Volatility factor		63.90%	65.78%	70.03%
Weighted average expected life (in years)		10 years	7 years	7 years
Dividend rate		0.00%	0.00%	0.00%